Morgan Stanley

Morgan Stanley Investment Management

Rights Offering

Morgan Stanley

Eastern Europe Fund, Inc.

A Limited Opportunity for Stockholders

Expires June 21, 2006, unless extended

Tune In to A Webcast With Paul Psaila and Eric Carlson

Paul Psaila

Executive Director and Portfolio Manager, Morgan Stanley Eastern Europe Fund, Inc.

Eric Carlson

Executive Director and Portfolio Manager, Morgan Stanley Eastern Europe Fund, Inc.

To learn more about this special rights offering—and potential investment opportunities in Eastern Europe—tune in to our webcast. Go to www.morganstanley.com/im/easterneuropefund today.

IMPORTANT DATES

Record Date

May 26, 2006

Subscription Period (Unless Extended)

June 1, 2006 to June 21, 2006

Expiration Date (Unless Extended)

June 21, 2006

Contact your broker for more information on the rights offering.

For more information, call the Information Agent at 800.868.1348 (shareholders) or 212.440.9800 (banks and brokers)
(NOT PART OF THE PROSPECTUS)

Highlights of the Rights Offering

Morgan Stanley Eastern Europe Fund, Inc., is conducting a rights offering—a limited opportunity for existing stockholders to acquire new shares of the Fund’s common stock.

Morgan Stanley Eastern Europe Fund, Inc. (the “Fund”) is issuing to its stockholders of record (“Record Date Stockholders”) as of the close of business on May 26, 2006 (the “Record Date”) non-transferable rights (“Rights”) entitling the holders of those Rights to subscribe for new shares of the Fund’s common stock. Record Date Stockholders will receive one Right for each share of the Fund’s common stock held on the Record Date. These Rights entitle the holders to purchase one new share of the Fund’s common stock for every four Rights held—at a discount to the market price. Furthermore, Record Date stockholders who exercise all of their Rights will be entitled to request to purchase additional shares, subject to certain limitations and subject to allotment. The Fund’s outstanding common stock is listed on the New York Stock Exchange (“NYSE”) and trades under the symbol “RNE.”

IMPORTANT NOTE:

This Rights Offering will expire at 5:00 p.m. New York time on June 21, 2006 (“Expiration Date”), unless extended. Your subscription must be received no later than the Expiration Date; rights may not be exercised thereafter.

Frequently Asked Questions

HOW IS THE RIGHTS OFFERING BENEFICIAL TO THE FUND AND ITS STOCKHOLDERS?

The Rights Offering affords existing stockholders three key benefits:

•

it increases the fund assets available for new investment opportunities;

•

it provides stockholders with the opportunity to buy shares at a possible discount to the market price; and

•

any additional proceeds it generates may help reduce the Fund’s expense ratio and enhance share liquidity.

Increase assets available for investment

The Board of Directors of the Fund has determined that it is in the best interests of the Fund and its stockholders to increase the Fund’s assets available for investment. An increase in the Fund’s assets available for investment better positions the Fund so it can take advantage of attractive investment opportunities arising in the Eastern European securities markets. The Fund’s investment adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), believes that recent developments in the Eastern Europe securities markets are promising and that the proceeds of the Rights Offering will allow the Fund to capitalize more effectively on its recent efforts to invest incremental portions of the Fund’s assets in attractive opportunities.

Shares available at a possible discount to the market price

This Rights Offering provides Record Date Stockholders the opportunity to purchase additional shares of the Fund's common stock at a price below the market price or at NAV. The Subscription Price for the Shares to be issued upon exercise of the Rights will be 95% of the average of the last reported sales price per share of the Fund’s common stock on the NYSE on the date on which the offer expires and the four preceding trading days, but in any case not less than the net asset value per share of the Fund’s common stock at the close of trading on the NYSE on the date on which the offer expires.

Additional proceeds may reduce the Fund’s expense ratio—and enhance share liquidity

The Fund’s Board of Directors believes that offering additional shares will increase Fund assets available for investment, possibly resulting in a modest decrease in the Fund’s expenses (as a percentage of average net assets). Such a decrease typically occurs when the fixed costs of a Fund can be spread over a larger asset base. The issuance of additional shares may also result in improved liquidity of the Fund’s shares on the NYSE and may increase the level of market interest in the Fund.

CAN I SUBSCRIBE FOR MORE SHARES THAN MY RIGHTS ENTITLE ME TO PURCHASE?

Yes. Record Date Stockholders who fully exercise all of the Rights issued to them also may request to purchase additional shares at the same discounted price. This over-subscription privilege (“Over-Subscription Privilege”) makes shares not purchased by other stockholders available to those who wish to acquire more shares than their Rights entitle them to purchase. If sufficient remaining shares are not available after completion of the primary subscription to honor all over-subscription requests, the available shares will be allocated on a pro-rata basis among those Record Date Stockholders who take advantage of the Over-Subscription Privilege based on the number of Rights originally issued to them by the Fund.

MAY I SELL MY RIGHTS?

No. The rights are non-transferable.

HOW CAN I EXERCISE MY RIGHTS?

To exercise your Rights, contact your broker, custodian or trust officer who can forward your instructions on your behalf. If you do not have a broker, custodian or trust officer, you should complete the Subscription Certificate and deliver it to the Subscription Agent, together with your payment, at one of the locations indicated on the Subscription Certificate or in the attached prospectus.

WHAT IS THE BACKGROUND OF THE MANAGEMENT TEAM?

The Fund is managed by the Morgan Stanley Emerging Markets Equity team. Team members include*: Executive Directors Paul Psaila, who joined the Adviser in 1994 and has 12 years of investment experience, and Eric Carlson, who joined the firm in 1997 and has 11 years of investment experience; Managing Directors Narayan Ramachandran and Ruchir Sharma. Narayan, who has 19 years of investment experience, joined the firm in 1996. Ruchir also joined the firm in 1996 and has 12 years of investment experience.

*Team members may change without notice from time to time.

HOW HAS THE FUND PERFORMED?

Overall Morningstar RatingsTM

Morningstar rated this Fund 4 stars for the overall, 3-year and 5-year period among nine Europe Stock closed-end funds for each of these time periods, based on risk-adjusted return. The Overall Morningstar Rating for this fund is derived from a weighted average figures associated with of the performance its 3-, 5- and 10-year, if applicable, Morningstar Rating metrics.1

For the quarter ending March 31, 2006, the Fund had total returns based on NAV and market price per share of 21.67%, net of fees and 33.85%, respectively, outperforming the Morgan Stanley Capital International (“MSCI”) Emerging Markets Eastern Europe Index return of 19.83%. Looking at a longer-term period, for the 5-year period ending March 31, 2006 the Fund at NAV and market price returned 39.21%, net of fees and 52.35%, respectively, versus 40.37%, for the Index.

For more information on the Fund’s performance and the management team’s view on the markets, please go to www.morganstanley.com/im/easterneuropefund and view the webcast with Paul Psaila and Eric Carlson.

Average Annual Total Returns Based on NAV (%), as of 3/31/06

Morgan Stanley

Benchmark: MSCI Emerging Markets

Eastern Europe Fund (%)

Eastern Europe Index ($ US Adjusted)

(%)

YTD

21.67

19.83

1-Year

48.99

68.87

3-Year

54.86

58.62

5-Year

39.21

40.37

Since Inception

17.42

11.00

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/im or call your broker. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Returns are compared to an unmanaged market index. Returns for less than one year are cumulative (not annualized). Returns do not reflect the effect of rights issued associated with Fund rights offerings, if any.

1 The Overall Morningstar Rating for each underlying fund is derived from a weighted average of the performance figures associated with such fund’s 3-, 5- and 10-year, if applicable, Morningstar Rating metrics. For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.

Morgan Stanley Capital International Emerging Markets Eastern Europe Index is a composite index comprised of the market capitalization weighted MSCI local indices for Russia, Poland, the Czech Republic and Hungary. Investors cannot invest directly in an index.

©2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For more information, call the Information Agent at 800.868.1348 (shareholders) or 212.440.9800 (banks and brokers)
(NOT PART OF THE PROSPECTUS)

Tune In to A Webcast With Paul Psaila and Eric Carlson

Paul Psaila

Executive Director and Portfolio Manager, Morgan Stanley Eastern Europe Fund, Inc.

Eric Carlson

Executive Director and Portfolio Manager, Morgan Stanley Eastern Europe Fund, Inc.

To learn more about this special rights offering—and potential investment opportunities in

Eastern Europe—tune in to our webcast. Go to www.morganstanley.com/im/easterneuropefund today.

PLEASE READ THE ATTACHED PROSPECTUS FOR MORE INFORMATION

Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. This document, the “Highlights of the Rights Offering” should be read in conjunction with the attached prospectus relating to the Morgan Stanley Eastern Europe Fund, Inc. Rights Offering. The attached prospectus contains more detailed information, including risk factors about the Rights Offering. These Highlights of the Rights Offering are qualified in their entirety by reference to the information included in the attached prospectus. Additional copies of the prospectus may be obtained by contacting the Information Agent at 800.868.1348 (shareholders) or 212.440.9800 (banks and brokers). Read the prospectus carefully before investing or sending money.

THE FUND

The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Eastern European country issuers and in debt securities issued or guaranteed by Eastern European country governments or governmental entities (“Sovereign Debt”). It is the policy of the Fund, under normal market conditions, to invest substantially all, but not less than 80%, of its assets in equity securities of Eastern European country issuers and in sovereign debt. For purposes of this policy, equity securities of “Eastern European country issuers” means: (A) equity securities of companies organized in, or for which the principal trading market is in, an Eastern European country, (B) denominated in the currency of an Eastern European country and issued by companies to finance operations in an Eastern European country and (C) of companies that alone or on a consolidated basis derive 50% or more of their revenues primarily from either goods produced, sales made or services performed in an Eastern European country.

DILUTION

Record Date Stockholders who do not fully exercise their Rights should expect that they will, at the completion of the Rights Offering, own a smaller proportional interest in the Fund than owned prior to the Rights Offering.

Risks

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. Please be aware that the Fund is subject to certain additional risks, including those associated with: Geographic concentration. The Fund is more susceptible to currency, political, economic, and market risks affecting Eastern European country issuers than a fund that does not limit its investments to such issuers such as generally less social, political and economic stability; the absence of developed legal structures governing private or foreign investments and private property; fluctuations in the rate of exchange between the U.S. dollar and the various currencies in which the Fund’s portfolio securities are denominated, exchange control regulations, currency exchange restrictions, and costs associated with conversion of investment principal and income from one currency into another; and differences between U.S. securities markets and the securities markets of Eastern European countries, including potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, some of these non-U.S. securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation. Unlisted securities. While the Fund expects primarily to invest in equity securities of publicly traded issuers, it may invest in unlisted equity securities to the extent permitted by any local investment restrictions. These investments may involve a high degree of business and financial risk. Because of the absence of any liquid trading market for these investments, the Fund may take longer to liquidate these positions than it would in the case of listed securities. In addition to financial and business risks, issuers whose securities are not publicly traded may not be subject to the same disclosure requirements applicable to issuers whose securities are publicly traded. Credit quality. The Fund may invest in securities rated below investment grade (commonly known as "junk bonds") present greater risk of loss to principal and interest than investment in higher-quality securities. Net Asset Value Discount. Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value will decrease. The Fund cannot predict whether its shares will trade at, above or below net asset value, and the shares of the Fund have traded at a discount for extended periods. Non-diversification. Because the Fund expects to hold a concentrated portfolio of a limited number of securities, a decline in the value of these investments would cause the Fund's overall value to decline to a greater degree than a less concentrated portfolio. Small-cap stocks. Stocks of small-sized companies carry special risks, such as limited product lines, markets, and financial resources, and greater market volatility than securities of larger, more-established companies. Derivative instruments. Derivatives can be illiquid, may disproportionately increase losses and may have a potentially large negative impact on the Fund's performance.

INFORMATION AGENT

Georgeson Shareholder Communications, Inc.